Long Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long Term Investments [Abstract]
Schedule of Equity Method Investments	For the year ended December 31, 2024, as the aggregate carrying amount of equity method investments exceeded 10% of the Group’s total assets, the Group has presented summarized unaudited condensed financial information of these investments on a combined basis in accordance with Rule 4-08 of Regulation S-X:
	As of December 31, 2024
	RMB	US$
Balance sheet data:
Current assets	23,889,145	3,323,291
Non-current assets	2,052,374	285,512
Total assets	25,941,519	3,608,803
Current liabilities	1,082,372	150,572
Non-current liabilities	-	-
Total liabilities	1,082,372	150,572
Total equity	24,859,148	3,458,231

	For the year ended December 31, 2024
	RMB	US$
Operating data:
Revenues	30,797,765	4,284,370
Gross profit	7,553,499	1,050,790
Operating income	5,742,755	798,892
Net income	5,902,338	821,092
Net income attributable to the Group	427,493	59,470